Owners' Equity (Tables)	6 Months Ended
Jun. 30, 2012
Cash Distributions

The following sets forth the distributions we paid during the six months ended June 30, 2012:

Date Paid	Period Covered	Distribution per Unit	Total Distribution
February 13, 2012	December 21, 2011 - December 31, 2011	$0.057	$1,034	(1)
May 14, 2012	January 1, 2012 - March 31, 2012	0.475	8,622

			$9,656

(1)	The distribution represented a proration of initial quarterly distribution of $0.475 per unit.